Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities
Net income				$ 8,302	$ 7,783
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation				497	13
Bad debt expense				422	270
Depreciation and amortization of property and equipment				5,286	4,510
Amortization of intangible assets				744	746
Amortization of debt discount and paid-in-kind interest				371	240
Gain on sale of property and equipment				(98)
Deferred income taxes				(1,030)	(1,449)
Changes in operating assets and liabilities:
Receivables				(6,647)	1,580
Inventories				9,823	(9,505)
Prepaid expenses and other				1,179	(487)
Income tax receivable/payable				2,863	(11,736)
Other assets				176	(29)
Accounts payable, accrued expenses and other liabilities				2,168	455
Total Adjustments				15,754	(15,392)
Net Cash (Used In) Provided By Operating Activities				24,056	(7,609)
Cash Flows From Investing Activities
Proceeds from sale of property and equipment				249
Purchases of property and equipment				(2,584)	(6,476)
Net Cash Used In Investing Activities				(2,335)	(6,476)
Cash Flows From Financing Activities
Net borrowings under M&T floor plan				9,208	195
Net repayments under revolver line of credit				(3,000)	(3,500)
Repayments under long term debt with Bank of America				(1,858)	(1,886)
Repayments of financing liability				(465)
Payment of contingent liability - RV America acquisition				(1,333)
Loan issuance costs				(139)	(260)
Dividend distribution				(15,000)	(44,498)
Net Cash Provided by (Used In) Financing Activities				(12,587)	(49,949)
Net Increase (Decrease) In Cash				9,134	(64,034)
Cash - Beginning		$ 13,292	$ 4,158	4,158	68,192
Cash - Ending				13,292	4,158
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest				8,332	6,966
Cash paid during the year for income taxes net of refunds received				3,325	17,664
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net				74	1,164
Conversion of preferred stock into common stock				2
Successor [Member]
Cash Flows From Operating Activities
Net income	$ 691
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation	485
Bad debt expense
Depreciation and amortization of property and equipment	269
Amortization of intangible assets	132
Amortization of debt discount and paid-in-kind interest	393
Gain on sale of property and equipment
Deferred income taxes
Changes in operating assets and liabilities:
Receivables	(8,466)
Inventories	4,145
Prepaid expenses and other	19
Income tax receivable/payable	449
Other assets	1
Accounts payable, accrued expenses and other liabilities	(2,365)
Total Adjustments	(4,938)
Net Cash (Used In) Provided By Operating Activities	(4,247)
Cash Flows From Investing Activities
Cash paid for purchase of Lazydays R.V. Center, Inc.	(86,741)
Cash acquired in the purchase of Lazy Days’ R.V. Center, Inc.	9,188
Purchases of property and equipment	(71)
Net Cash Used In Investing Activities	(77,624)
Cash Flows From Financing Activities
Net borrowings under M&T floor plan	100,830
Repayment of Bank of America floor plan	(96,740)
Net (repayments)/borrowings under floor plan
Repayments under long term debt with Bank of America	(8,820)
Borrowings under long term debt with M&T bank	20,000
Net proceeds from the issuance of Series A preferred stock and warrants	57,650
Net proceeds from the issuance of common stock and warrants	32,719
Repayments of financing liability
Repayments of notes payable to Andina related parties	(761)
Payment of contingent liability - RV America acquisition
Loan issuance costs	(615)
Net Cash Provided by (Used In) Financing Activities	104,263
Net Increase (Decrease) In Cash	22,392
Cash - Beginning	10,671
Cash - Ending	33,063
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest	372
Cash paid during the year for income taxes net of refunds received
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net
Rental vehicles purchased under the floor plan
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.	4,910
Beneficial conversion feature on Series A Convertible Preferred Stock	3,392
Warrants issued to Series A Preferred stockholders and investment bank	2,666
Net assets acquired in the acquisition of Lazydays R.V. Center, Inc. excluding cash (See Note 3)	106,953
Common stock issued to former stock holders of Lazy Days’ R.V. Center, Inc.	$ 29,400
Predecessor [Member]
Cash Flows From Operating Activities
Net income		2,336	3,975
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation		140	119
Bad debt expense			47
Depreciation and amortization of property and equipment		1,058	1,347
Amortization of intangible assets		154	187
Amortization of debt discount and paid-in-kind interest		136	129
Gain on sale of property and equipment		(1)
Deferred income taxes		630
Changes in operating assets and liabilities:
Receivables		5,143	(6,404)
Inventories		1,435	16,493
Prepaid expenses and other		44	332
Income tax receivable/payable		(3,573)	2,549
Other assets		18	(37)
Accounts payable, accrued expenses and other liabilities		2,463	173
Total Adjustments		7,647	14,935
Net Cash (Used In) Provided By Operating Activities		9,983	18,910
Cash Flows From Investing Activities
Cash paid for purchase of Lazydays R.V. Center, Inc.
Cash acquired in the purchase of Lazy Days’ R.V. Center, Inc.
Purchases of property and equipment		(694)	(710)
Net Cash Used In Investing Activities		(694)	(710)
Cash Flows From Financing Activities
Net borrowings under M&T floor plan
Repayment of Bank of America floor plan
Net (repayments)/borrowings under floor plan		(12,272)	11,657
Repayments under long term debt with Bank of America		(310)	(464)
Borrowings under long term debt with M&T bank
Net proceeds from the issuance of Series A preferred stock and warrants
Net proceeds from the issuance of common stock and warrants
Repayments of financing liability		(144)	(113)
Repayments of notes payable to Andina related parties
Payment of contingent liability - RV America acquisition		(667)
Loan issuance costs
Net Cash Provided by (Used In) Financing Activities		(13,393)	11,080
Net Increase (Decrease) In Cash		(4,104)	29,280
Cash - Beginning		13,292	4,158	4,158
Cash - Ending		9,188	33,438	$ 13,292	$ 4,158
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest		2,182	1,971
Cash paid during the year for income taxes net of refunds received		3,587
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net		89
Rental vehicles purchased under the floor plan		2,911
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.
Beneficial conversion feature on Series A Convertible Preferred Stock
Warrants issued to Series A Preferred stockholders and investment bank
Net assets acquired in the acquisition of Lazydays R.V. Center, Inc. excluding cash (See Note 3)
Common stock issued to former stock holders of Lazy Days’ R.V. Center, Inc.